UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

The North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2013

1.814653.108

NCC-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper (c) - 57.6%
	Yield (a)	Principal Amount	Value
Australia & New Zealand Banking Group Ltd.
5/8/13 to 6/21/13	0.19% to 0.20% (b)	$ 117,000,000	$ 116,970,085
Bank of Nova Scotia
5/6/13 to 5/7/13	0.20	32,000,000	31,993,721
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/9/13 to 4/30/13	0.28 to 0.30	12,000,000	11,998,356
Barclays U.S. Funding Corp.
4/9/13 to 5/9/13	0.25	180,000,000	179,977,500
Commonwealth Bank of Australia
4/22/13 to 8/6/13	0.19 to 0.25 (b)	155,000,000	154,963,166
Credit Suisse
6/3/13 to 7/26/13	0.25 to 0.26	44,000,000	43,973,373
Deutsche Bank Financial LLC
4/8/13	0.16	56,829,000	56,827,232
DNB Bank ASA
8/1/13	0.25	18,000,000	17,985,055
General Electric Capital Corp.
4/19/13 to 8/5/13	0.25	63,000,000	62,966,903
Groupe BPCE SA
4/1/13 to 4/4/13	0.19 to 0.20	114,000,000	113,999,636
JPMorgan Chase & Co.
4/26/13 to 9/3/13	0.27 to 0.30 (b)	195,000,000	195,000,350
Mitsubishi UFJ Trust & Banking Corp.
4/10/13	0.25	100,000,000	99,993,750
Natexis Banques Populaires U.S. Finance Co. LLC
4/2/13	0.19	87,000,000	86,999,541
Nationwide Building Society
5/28/13 to 6/28/13	0.28 to 0.29	197,000,000	196,895,384
Nordea North America, Inc.
4/4/13 to 7/1/13	0.19 to 0.25	57,140,000	57,120,121
Skandinaviska Enskilda Banken AB
5/9/13 to 6/18/13	0.25 to 0.26	114,500,000	114,459,778
Societe Generale North America, Inc.
4/2/13	0.27	73,000,000	72,999,453
Sumitomo Mitsui Banking Corp.
5/17/13 to 6/12/13	0.24 to 0.34	200,000,000	199,919,772
Svenska Handelsbanken, Inc.
4/8/13 to 5/20/13	0.25 to 0.28	29,000,000	28,990,380
Swedbank AB
5/24/13 to 6/7/13	0.26 to 0.27	28,000,000	27,987,486
Toronto Dominion Holdings (USA)
4/16/13 to 9/27/13	0.19 to 0.27	121,250,000	121,144,133
Toyota Motor Credit Corp.
7/31/13 to 9/11/13	0.25	105,000,000	104,907,854
UBS Finance, Inc.
4/12/13 to 8/19/13	0.35 to 0.45	86,000,000	85,927,446

	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
5/29/13 to 7/8/13	0.25% (b)	$ 72,000,000	$ 72,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,256,000,475)			2,256,000,475
Asset Backed Commercial Paper (c) - 11.0%

Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/29/13	0.22	7,950,000	7,948,640
4/4/13	0.20	75,000,000	74,998,750
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)

4/23/13	0.20	38,000,000	37,995,356
5/13/13	0.20	44,000,000	43,989,733
5/15/13	0.20	44,000,000	43,989,244
6/11/13	0.20	9,000,000	8,996,450
6/17/13	0.20	44,000,000	43,981,178
Market Street Funding LLC (Liquidity Facility PNC Bank NA)

4/1/13	0.22	30,000,000	30,000,000
4/15/13	0.21	45,000,000	44,996,325
4/4/13	0.22	20,000,000	19,999,633
5/13/13	0.20	7,000,000	6,998,367
5/8/13	0.20	26,022,000	26,016,651
6/19/13	0.20	9,000,000	8,996,050
6/5/13	0.20	4,000,000	3,998,556
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)

5/6/13	0.26	2,000,000	1,999,494
5/8/13	0.26	3,000,000	2,999,198
6/14/13	0.24	25,000,000	24,987,667
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $432,891,292)			432,891,292
Treasury Debt - 16.4%

U.S. Treasury Inflation Protected Obligations - 6.3%
U.S. Treasury Notes
4/15/13	0.10 to 0.15	245,063,250	246,120,219
U.S. Treasury Obligations - 10.1%
U.S. Treasury Bills
8/22/13	0.14	85,000,000	84,954,419
U.S. Treasury Notes
4/15/13 to 1/15/14	0.15 to 0.24	311,000,000	312,531,163
			397,485,582
TOTAL TREASURY DEBT (Cost $643,605,801)			643,605,801
Variable Rate Demand Note - 3.6%
	Yield (a)	Principal Amount	Value

North Carolina - 3.6%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Bank of America NA), VRDN
4/5/13	0.13% (b)	$ 26,400,000	$ 26,400,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, LOC Branch Banking & Trust Co., VRDN
4/5/13	0.14 (b)	6,700,000	6,700,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A1, LOC Bank of America NA, VRDN
4/5/13	0.15 (b)	48,170,000	48,170,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Wells Fargo Bank NA, VRDN
4/5/13	0.14 (b)	59,250,000	59,250,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $140,520,000)			140,520,000
Government Agency Debt - 7.3%

Federal Agencies - 7.3%
Fannie Mae
12/18/13 to 1/20/15	0.17 to 0.21 (b)	78,000,000	78,101,071
Federal Home Loan Bank
6/21/13 to 6/25/14	0.10 to 0.22 (b)	139,000,000	139,240,799
Freddie Mac
12/5/14	0.20 (b)	70,000,000	70,000,000
TOTAL GOVERNMENT AGENCY DEBT (Cost $287,341,870)			287,341,870
Treasury Repurchase Agreement - 3.3%
	Maturity Amount
In a joint trading account at 0.16% dated 3/28/13 due 4/1/13 (Collateralized by (U.S. Treasury Obligations) # (Cost $127,146,000)	$ 127,148,260		127,146,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $3,887,505,438)			3,887,505,438
NET OTHER ASSETS (LIABILITIES) - 0.8%			32,814,461
NET ASSETS - 100%		$ 3,920,319,899
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$127,146,000 due 4/01/13 at 0.16%
BNP Paribas Securities Corp.	$ 127,146,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2013, the cost of investment securities for income tax purposes was $3,887,505,438.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2013

1.814654.108

NCT-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 99.7%
	Principal Amount	Value
ABN AMRO Funding USA LLC:
0.3% 6/24/13	$ 3,000,000	$ 2,998,181
0.3% 6/24/13	5,000,000	4,996,969
0.43% 8/5/13	10,000,000	9,988,336
Atlantic Asset Securitization Corp.:
0.25% 5/17/13 (Liquidity Facility Credit Agricole CIB)	20,000,000	19,994,916
0.26% 4/9/13 (Liquidity Facility Credit Agricole CIB)	14,000,000	13,999,206
0.27% 5/2/13 (Liquidity Facility Credit Agricole CIB)	9,000,000	8,998,486
0.27% 5/13/13 (Liquidity Facility Credit Agricole CIB)	24,000,000	23,994,449
0.27% 5/21/13 (Liquidity Facility Credit Agricole CIB)	5,000,000	4,998,605
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
0.28% 4/23/13	3,000,000	2,999,640
0.5% 5/15/13	20,000,000	19,995,200
0.5% 6/3/13	40,000,000	39,985,904
BNP Paribas Finance, Inc. yankee:
0.36% 6/12/13	14,000,000	13,993,162
0.37% 6/10/13	40,000,000	39,981,200
0.39% 6/18/13	3,000,000	2,998,365
0.44% 7/31/13	10,000,000	9,989,688
Commonwealth Bank of Australia yankee:
0.24% 9/23/13	27,000,000	26,970,465
0.28% 5/15/13	6,000,000	5,998,800
Credit Agricole North America yankee:
0.27% 5/2/13	15,000,000	14,996,991
0.36% 4/11/13	11,000,000	10,999,190
0.37% 4/8/13	40,000,000	39,997,740
DNB Bank ASA yankee:
0.26% 8/7/13	5,000,000	4,995,454
0.27% 7/29/13	18,000,000	17,985,118
0.27% 8/7/13	6,000,000	5,994,544
0.275% 9/17/13	8,000,000	7,989,360
0.28% 8/29/13	7,000,000	6,992,145
0.3% 5/6/13	25,000,000	24,995,883
0.35% 6/12/13	2,300,000	2,299,045
Gotham Funding Corp. yankee 0.19% 4/17/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	5,000,000	4,999,472
ING U.S. Funding LLC yankee:
0.25% 5/3/13	7,000,000	6,998,334
0.365% 6/7/13	50,000,000	49,973,540
0.53% 4/26/13	4,000,000	3,999,266
0.54% 4/26/13	10,000,000	9,998,164
JPMorgan Chase & Co. 0.32% 10/2/13	23,400,000	23,373,972

	Principal Amount	Value
Landesbank Hessen-Thuringen yankee:
0.44% 8/5/13	$ 50,000,000	$ 49,951,915
0.44% 8/12/13	18,000,000	17,981,390
Lloyds TSB Bank PLC yankee:
0.28% 5/28/13	7,000,000	6,997,379
0.34% 6/12/13	9,830,000	9,825,103
0.36% 9/16/13	28,500,000	28,448,392
0.45% 4/2/13	25,000,000	24,999,480
Manhattan Asset Funding Co. LLC:
0.2% 4/26/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	5,000,000	4,999,194
0.22% 5/21/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	15,000,000	14,995,365
0.22% 5/21/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	17,000,000	16,994,747
Mitsubishi UFJ Trust & Banking Corp. yankee 0.33% 5/30/13	50,000,000	49,980,490
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.37% 4/3/13	10,000,000	9,999,700
0.45% 5/6/13	25,000,000	24,993,880
0.47% 4/5/13	40,000,000	39,998,364
Nationwide Building Society yankee:
0.36% 4/26/13	5,000,000	4,999,194
0.38% 4/2/13	15,000,000	14,999,625
0.38% 7/16/13	10,000,000	9,992,361
0.39% 8/1/13	16,000,000	15,984,880
0.39% 8/1/13	9,000,000	8,991,495
0.4% 7/11/13	12,000,000	11,991,425
Nordea North America, Inc. yankee:
0.23% 8/12/13	12,250,000	12,239,403
0.25% 6/10/13	5,000,000	4,998,109
0.3% 5/6/13	30,000,000	29,995,059
Northern Pines Funding LLC:
0.37% 6/17/13 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	7,000,000	6,996,205
0.51% 5/6/13 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	24,000,000	23,994,905
PNC Bank NA 0.53% 4/17/13	27,000,000	26,998,056
Rabobank USA Financial Corp. yankee 0.27% 7/8/13	60,000,000	59,971,435
Skandinaviska Enskilda Banken AB yankee:
0.32% 6/4/13	10,000,000	9,996,676
0.32% 6/5/13	2,500,000	2,499,147
0.32% 8/1/13	4,000,000	3,996,724
Commercial Paper - continued
	Principal Amount	Value
Skandinaviska Enskilda Banken AB yankee: - continued
0.33% 7/9/13	$ 9,750,000	$ 9,743,742
0.34% 5/2/13	12,000,000	11,998,643
0.34% 7/9/13	12,000,000	11,992,298
0.37% 5/15/13	5,000,000	4,999,094
0.38% 5/15/13	6,000,000	5,998,912
0.42% 7/9/13	5,000,000	4,996,791
0.42% 9/4/13	5,000,000	4,994,156
Societe Generale North America, Inc. yankee:
0.35% 6/3/13	25,000,000	24,988,150
0.39% 4/3/13	10,000,000	9,999,717
0.475% 5/2/13	40,000,000	39,991,588
Sumitomo Mitsui Banking Corp. yankee:
0.28% 5/6/13	25,000,000	24,994,420
0.28% 7/17/13	8,000,000	7,993,488
0.34% 5/6/13	25,000,000	24,994,420
0.34% 6/3/13	15,000,000	14,993,877
Sumitomo Trust & Banking Co. Ltd. yankee:
0.3% 7/10/13	6,000,000	5,995,505
0.3% 8/7/13	20,000,000	19,980,200
0.36% 7/5/13	50,000,000	49,964,800
Svenska Handelsbanken, Inc. yankee:
0.3% 4/2/13	15,000,000	14,999,750

	Principal Amount	Value
0.3% 4/2/13	$ 2,000,000	$ 1,999,967
Swedbank AB yankee:
0.25% 8/12/13	5,000,000	4,996,050
0.26% 10/4/13	18,700,000	18,677,005
0.27% 8/12/13	2,175,000	2,173,295
0.27% 9/10/13	2,500,000	2,497,450
0.34% 8/1/13	12,000,000	11,991,516
0.35% 8/1/13	10,000,000	9,992,930
0.355% 6/5/13	20,000,000	19,992,334
UBS Finance, Inc. yankee:
0.3% 4/18/13	28,860,000	28,857,307
0.35% 4/18/13	35,000,000	34,996,735
TOTAL COMMERCIAL PAPER (Cost $1,467,808,897)		1,468,074,028
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,135,000)	$ 1,135,020	1,135,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,468,943,897)		1,469,209,028
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,290,221
NET ASSETS - 100%		$ 1,471,499,249
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,135,000 due 4/01/13 at 0.16%
BNP Paribas Securities Corp.	$ 1,135,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,468,943,897. Net unrealized appreciation aggregated $265,131, of which $270,414 related to appreciated investment securities and $5,283 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The Treasurer and Chief Financial Officer and the Vice President have concluded that the The North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Chief Financial Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Chief Financial Officer

Date:	May 30, 2013
By:

Date:	May 30, 2013
/s/J. Calvin Rivers, Jr.
J. Calvin Rivers, Jr.
Vice President